Revenue by Categories (Tables)	12 Months Ended
Dec. 31, 2025
Revenue by Categories [Abstract]
Schedule of Revenue Generated from Different Revenue Streams

The following table summarizes the revenue generated from different revenue streams:

	For the Year Ended December 31,
	2025	2024	2023
Cloud mining solutions	352,584	271,036	178,044
Bitcoin self-mining revenue	63,087	157,511	100,197
Sales of mining equipment	53,725	30,463	-
Hosting services and others	8,136	4,320	5,865
Total revenues	477,532	463,330	284,106

Schedule of Revenue Generated from Different Continents

The following table also summarizes the revenue (excluding self-mining revenue) generated from different continents:

	For the Year Ended December 31,
	2025		2024		2023
	Amount	%	Amount	%	Amount	%

North America	64,446	16%	155,736	51%	99,043	54%
Asia	108,279	26%	91,868	30%	31,113	17%
Africa	158,617	38%	8,394	3%	3,233	2%
Oceania	75,786	18%	7,777	3%	1,929	1%
Europe	2,877	1%	41,298	14%	47,372	26%
Others	4,440	1%	746	1%	1,219	1%
Total revenue (1)	414,445	100%	305,819	100%	183,909	100%
(1)	Total revenue excludes Bitcoin self-mining revenue.

Schedule of Revenue Recognized from Receipt of Digital Assets

The amount of revenue recognized from receipt of digital assets and receipt of U.S. dollars is presented separately as follows:

	Year Ended December 31,
	2025	2024	2023

Revenue recognized in digital assets payment	474,274	434,600	284,106
Revenue recognized in U.S. dollars payment	3,258	28,730	-
	477,532	463,330	284,106